UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Operating activities
Net income	$ 85,611	$ 101,053	$ 200,832
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	46,304	36,301	78,080
Vessel impairment charge	0	29,161	42,410
Available for sale securities impairment charge	0	0	20,552
Amortization of deferred charges	5,663	6,037	11,613
Amortization of seller's credit	(694)	(959)	(1,904)
Equity in earnings of associated companies	(14,322)	(17,098)	(33,605)
Loss/(gain) on sale of assets and termination of charters	(14)	114	(7,364)
Gain on redemption of Horizon loan notes and warrants	0	(44,552)	(44,552)
Gain on redemption of Frontline loan notes	0	0	(28,904)
Adjustment of derivatives to fair value recognized in net income	10,408	1,184	13,278
(Gain)/loss on repurchase of bonds	38	(438)	(1,007)
Interest receivable in form of notes	(633)	(2,182)	(2,182)
Other, net	157	(827)	(1,134)
Changes in operating assets and liabilities
Trade accounts receivable	(3,182)	560	1,196
Due from related parties	6,197	9,020	14,105
Other receivables	1,307	(1,884)	(840)
Inventories	6	(3,593)	(2,529)
Prepaid expenses and accrued income	2,878	550	(715)
Trade accounts payable	235	(822)	(1,572)
Accrued expenses	(1,426)	(4,220)	(5,302)
Other current liabilities	(14,812)	(3,778)	7,945
Net cash provided by operating activities	123,721	103,627	258,401
Investing activities
Repayments from investments in direct financing leases	16,309	18,502	35,946
Additions to newbuildings	(176,686)	(129,210)	(223,109)
Purchase of vessels	0	(1,740)	(273,552)
Proceeds/(payments) from sales of vessels and termination of charters	4,932	(2,003)	42,275
Proceeds from sale of investment in associated company	0	111,095	111,095
Net amounts received from/(paid to) associated companies	170,866	15,211	(62,083)
Proceeds from redemption of Horizon loan notes and warrants	0	71,681	71,681
Proceeds from redemption of Frontline loan notes	0	0	112,687
Other investments and long term assets, net	(12,072)	(4,898)	(20,722)
Net cash provided by/(used in) investing activities	3,349	78,638	(205,782)
Financing activities
Shares issued, net of issuance costs	243	675	675
Repurchase of bonds	(117,509)	(5,079)	(23,787)
Proceeds from issuance of long-term debt	277,000	130,366	595,305
Repayments of long-term debt	(190,612)	(215,062)	(435,706)
Debt fees paid	(217)	(2,997)	(7,155)
Cash dividends paid	(84,134)	(79,415)	(162,594)
Net cash used in financing activities	(115,229)	(171,512)	(33,262)
Net change in cash and cash equivalents	11,841	10,753	19,357
Cash and cash equivalents at start of the period	70,175	50,818	50,818
Cash and cash equivalents at end of the period	82,016	61,571	70,175
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 33,521	$ 34,707	$ 68,215